Supplement Dated June 30, 2017
To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2017, for the JNL/Red Rocks Listed Private Equity Fund, all references to Adam Goldman and Mark Sunderhuse are deleted.

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Balanced Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.07%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.44%
Total Annual Fund Operating Expenses	1.09%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Natural Resources Fund under "Portfolio Management," the Portfolio Managers table is deleted in its entirety and replaced with the following:

Name:	Joined Fund Management Team In:	Title:
Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.
Antonio (Tony) DeSpirito	July 2017	Managing Director of BlackRock, Inc.

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Growth Allocation Fund, the "Annual Fund Operating Expenses" table and "Expense Example"section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses	0.94%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.89%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$91	$295

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/DFA Moderate Allocation Fund the "Annual Fund Operating Expenses" table and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund's operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$88	$285

Effective July 1, 2017, in the section entitled, "Summary Overview of Each Fund" for the JNL/WMC Government Money Market Fund, the "Annual Fund Operating Expenses" tables and the following paragraph and "Expense Example" section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%
Plus Recapture[2]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.76%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%
1 "Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term.  This fee waiver is subject to yearly review and approval by the Board of Trustees.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$200	$333	$721

Class B
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Effective July 1, 2017, the following paragraph is added to the section entitled, "Additional Information About the Funds," under "The Sub-Advisers and Portfolio Management," for the JNL/BlackRock Natural Resources Fund:

Antonio (Tony) DeSpirto, Managing Director, is Co-lead of the Equity Dividend Team and Director of Investments, US Equities within the Fundamental Active Equity business of BlackRock's Active Equity Group.  Prior to joining BlackRock in 2014, Mr. DeSpirito worked at Pzena Investment Management, where he served as Managing Principal, portfolio manager, and a member of the firm's Executive Committee. Mr. DeSpirito was responsible for a suite of large-cap value, all-cap value and two hedge fund portfolios. Having managed value equity assets since 1996, Mr. DeSpirito served as a portfolio manager for the John Hancock Classic Value, PACE Large Company Value, and Vanguard Windsor funds.  Mr. DeSpirito earned a BS degree in economics with concentration in finance, summa cum laude, from the Wharton School of the University of Pennsylvania in 1990, and a JD degree, magna cum laude, from Harvard Law School in 1993.

Effective July 1, 2017, in the section entitled "Management of the Trust," under "Management Fee," please delete the table rows for the JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Allocation Fund, and JNL/Harris Oakmark Global Equity Fund are deleted and replaced with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for The Fiscal year Ended December 31, 2016 (Annual Rate Based on Average Net Assets of Each Fund)
JNL/DFA Growth Allocation Fund	$0 to $1 billion Over $1 billion	0.30%[34] 0.275%[34]	N/A
JNL/DFA Moderate Allocation Fund	$0 to $1 billion Over $1 billion	0.30%[34] 0.275%[34]	N/A
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million $250 million to $1 billion Over $1 billion	0.85% 0.825% 0.80%	0.85%
34 JNAM will contractually waive 0.05% of the management fee of the Fund on all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective July 1, 2017, in the section entitled "Management of the Trust," the sub-section titled "Rule 12b-1 Plan" is deleted and replaced with the following:

RULE 12b-1 PLAN

All of the Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act (the "Plan") except for the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund (collectively, the "Funds-of-Funds").

The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund (except the Funds-of-Funds) will pay a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with applicable law and the Plan, JNLD may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

This Supplement is dated June 30, 2017.

Supplement Dated June 30, 2017
To The Statement of Additional Information
Dated April 24, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective July 1, 2017, on page 117, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", after the heading "Portfolio Manager Compensation Structure," for BlackRock Investment Management, LLC, the section "Discretionary Incentive Compensation – Messrs. Kemp and Shearer" is deleted and replaced with the following:

Discretionary Incentive Compensation – Messrs. Kemp, Shearer and DeSpirito

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program.  BlackRock's formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  BlackRock's Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the funds and other accounts are:

Portfolio Manager	Benchmark
Lawrence Kemp	Lipper Large Cap Growth fund classification; Lipper Mid-Cap Growth fund classification and eVestment Alliance US Large Cap Growth Equity category
Robert M. Shearer, CFA Antonio (Tony) DeSpirito
Russell 2500 Value Index
Russell 1000 Value Index (Total Return)
Russell 1000 Value Index TR in GBP
Alerian MLP Infrastructure Index
S&P North American Natural Resources Sector Index
S&P 500 Index
DJ Brookfield Global Infrastructure Composite Yield (USD Hedged)
70% S&P Utilities / 30% S&P Telecom (before 08/2003 S&P Utility)
Morningstar US Large-Cap Blend Equity
LIPPER Equity Income Funds
LIPPER Options Arbitrage/Opt Strategies Funds
LIPPER Global Natural Resources Funds
50% SNP500NR2/50% SP5100OW Index
LIPPER Utility Funds

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Effective July 1, 2017, on page 118, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," the table for the JNL/BlackRock Natural Resources Fund is deleted and replaced with the following, which reflects information as of April 30, 2017:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert M. Shearer, CFA	8	5	1	0	0	0
	$25.77 Billion	$1.94 Billion	$224.3 Million	$0	$0	$0
Antonio (Tony) DeSpirito	9	7	1	0	0	0
	$26.07 Billion	$2.46 Billion	$224.3 Million	$0	$0	$0

Effective July 1, 2017, on page 119, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Security Ownership of Portfolio Managers for the JNL/BlackRock Natural Resources Fund," the table is deleted and replaced with the following, which reflects information as of April 30, 2017:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Robert M. Shearer, CFA	X
Antonio (Tony) DeSpirito	X

Effective June 30, 2017, for the JNL/Red Rocks Listed Private Equity Fund, please delete all references to Adam Goldman and Mark Sunderhuse.  Also, on pages 190-191, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", the section "Portfolio Manager Compensation Structure," is deleted and replaced with the following:

Compensation for Kirk McCown, Andrew Drummond, and Wyck Brown.  These Portfolio Managers are paid a fixed base salary plus a discretionary bonus, which is based on a variety of factors.  Portfolio manager compensation is reviewed and may be modified as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.

Effective July 1, 2017, beginning on page 211, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," the table row and corresponding footnotes, as applicable, for the JNL/T. Rowe Price Mid-Cap Growth Fund is deleted and replaced with the following:

FUND	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily net Assets as of December 31, 2016
JNL/T. Rowe Price Mid-Cap Growth Fund[2,3,4]	T. Rowe Mellon Capital	$17,381,113.47%
2 Fees will be paid based on assets invested in the actively managed portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by T. Rowe, not including the assets from the mid-cap growth index strategy portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by Mellon Capital. When net assets exceed $200 million, the 0.50% is applicable to all the amounts in the JNL/T. Rowe Price Mid-Cap Growth Fund.
3 Fees will be paid based on assets invested in the mid-cap growth index strategy portion of the JNL/T. Rowe Price Mid-Cap Growth Fund managed by Mellon Capital.
4 For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies a 12.5% fee discount to all eligible assets based on the average daily aggregate net assets of the portfolios and the JNL/T. Rowe Price Capital Appreciation Fund of the Jackson Variable Series Trust, provided such aggregate net assets exceed $20 billion collectively, currently represented by the listed funds. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.

Effective July 1, 2017, beginning on page 214, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," the table rows and corresponding footnotes, as applicable, for the JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund are deleted and replaced with the following:

FUND	ASSETS	FEES
JNL/Harris Oakmark Global Equity Fund	$0 to $100 million $100 million to $200 million Over $200 million	.60% .50% .45%
JNL/Mellon Capital European 30 Fund	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/Mellon Capital Pacific Rim 30 Fund	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/Mellon Capital Emerging Markets Index Fund	$0 to $750 million $750 million to $2 billion Over $2 billion	.03% .015% .010%
JNL/PPM America Floating Rate Income Fund	$0 to $300 million $300 million to $1 billion Over $1 billion	.30% .25% .225%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.25% .225% .19%
JNL/PPM America Mid Cap Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.35% .30% .27%
JNL/PPM America Small Cap Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.40% .35% .32%
JNL/T. Rowe Price Established Growth Fund[3,9]
Assets up to $100 million:
$0 to $50 million
$50 million to $100 million
Assets over $100 million and up to $1 billion:
$0 to $250 million
$250 million to $500 million
$500 million to $1 billion
When assets exceed $1 billion:
All Assets
.50% .40% .40% .375% .35% .30%
JNL/T. Rowe Price Short-Term Bond Fund[6,9]
$0 to $50 million
$50 million to $100 million

Assets exceed $100 million:
All Assets

Assets exceed $250 million:
All Assets

Assets exceed $500 million:
$0 to $500 million
Over $500 million

Assets exceed $1 billion:
All Assets

.225% .175% .15%[6] .125%[6] .125% .10% .10%[6]
JNL/T. Rowe Price Value Fund[9,10]
Assets up to $100 million:
$0 to $50 million
$50 million to $100 million

When assets exceed $100 million, but are less than $200 million:
All Assets

When assets exceed $200 million, but are less than $500 million:
All Assets

When assets exceed $500 million, but are less than $1 billion:
$0 to $500 million
$500 million to $1 billion

When assets exceed $1 billion, but are less than $1.5 billion:
All Assets

When assets exceed $1.5 billion:
All Assets

.50% .45% .40% .35% .325% .30% .30% .275%
3 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $803.5 million and $1 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the fee schedule of 0.30% for all net assets would be triggered, or (b) fall below a threshold of approximately $803.5 million, where the tiered fee schedule as presented above would be fully re-applied.
6 For net assets greater or equal to $100 million, the sub-adviser fees will be 0.15% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million.  The credit will apply at an asset range between approximately $71.4 million and $100 million. For net assets greater or equal to $250 million, the sub-adviser fees will be 0.125% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $250 million.  The credit will apply at an asset range between approximately $208.3 million and $250 million. For net assets greater or equal to $1 billion, the sub-adviser fees will be 0.10% on all assets.  The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $875 million and $1 billion.
9 For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies a 12.5% fee discount to all eligible assets based on the average daily aggregate net assets of the portfolios and the JNL/T. Rowe Price Capital Appreciation Fund of the Jackson Variable Series Trust, provided such aggregate net assets exceed $20 billion collectively, currently represented by the listed funds. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.
10 The Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule when net assets are below $1.5 billion and the flat fee once assets reach $1.5 billion.  The credit will apply at asset levels between approximately $1.375 billion and $1.5 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1.5 billion, when the flat 0.275% bps fee would be triggered, or (b) fall below a threshold of approximately $1.375 billion, where the flat 0.30% fee schedule would be fully re-applied.

Effective July 1, 2017, on page 239, in the section "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "The Distributor," the final sentence of the first paragraph in this section is deleted and replaced with the following:

The Distribution Agreement was last approved by the Board of Trustees on March 2-3, 2017.

Effective July 1, 2017, beginning on page 250, the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Distribution Plan," all paragraphs (except the introductory paragraph to the table) are deleted and replaced with the following:

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Class A shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and the JNL/S&P Mid 3 Fund, but excluding the remaining JNL/S&P Funds, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, and JNL/MMRS Moderate Fund.  (For purposes of this section of the SAI only, the Funds covered by the Plan are referred to as the "Funds".)  In adopting the Plan, the Board of Trustees, including all of the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders

The Board, including all of the Independent Trustees, also approved an amended and restated distribution agreement between the Trust and JNLD (the "Distribution Agreement").  The Distribution Agreement reflects the provisions of the Plan and provides for the payment of the 12b-1 fee with respect to Class A shares of each Fund.

Under the Plan, the Funds will have the 12b-1 fee calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each month, or at such other intervals as the Board of Trustees shall determine.  This fee is computed at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund.  To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing or assisting in providing distribution and related additional services. In no event shall such payments exceed JNLD's actual distribution and related service expenses for that fiscal year.

The types of services and expenses that may be financed by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of Fund sales literature and other promotional material describing and/or relating to the Funds, including materials intended for use by Jackson National Life Insurance Company and its affiliates, or for broker-dealer only use or retail use;

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of Fund shares;

•	Paying compensation to and expenses, including overhead, of employees of JNLD that engage in the distribution of variable insurance products that offer the Funds ("Insurance Contracts");

•
Paying compensation to broker-dealers or other financial intermediaries that engage in the distribution of Insurance Contracts, including, but not limited to, certain commissions, servicing fees and marketing fees;

•
Providing services, related to the Funds, to Insurance Contract owners; such services will include, but not be limited to, assisting the Funds with proxy solicitations, obtaining information, answering questions, providing explanations to Insurance Contract owners regarding the Funds' investment objectives and policies and other information about the Funds, including the performance of the Funds, and developing and providing electronic capabilities or information technology platforms to assist in providing any of the foregoing services to Insurance Contract owners;

•	Printing and mailing of Fund prospectuses, statements of additional information, supplements, and annual and semiannual reports for prospective owners of Insurance Contracts;

•	Training sales personnel regarding sales of Insurance Contracts on matters related to the Funds;

•	Compensating sales personnel in connection with the allocation of cash values and premiums of the Insurance Contracts to the Funds;

•	Providing periodic reports to the Funds and regarding the Funds to third-party reporting services;

•	Reconciling and balancing separate account investments in the Funds;

•	Reconciling and providing notice to the Funds of net cash flow and cash requirements for net redemption orders;

•	Confirming transactions; and

•	Financing other activities that the Board determines are primarily intended to result, directly or indirectly, in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees, or a majority of the outstanding voting securities of the Trust entitled to vote.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

This Supplement is dated June 30, 2017.